UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [  ] a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Greenhaven Associates, Inc.
                  Three Manhattanville Road
                  Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim           Purchase, NY            November 6, 2008
------------------------           -------------           ----------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                   Name

----------------------------------     -----------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                      13F Period Ending September 30, 2008

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                  COL 1                COL 2       COL 3      COL 4        COL 5            COL 6                      COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                      TITLE OF                VALUE      PRINCIPAL               SHARED
------------------------------------------------------------------------------------------------------------------------------------
                SECURITY               CLASS       CUSIP      ($000)      AMOUNT       SOLE       OTHER         SOLE         NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO (MMM)                            COMMON    88579Y101    318,763    4,666,425    607,950    4,058,475      607,950    4,058,475
------------------------------------------------------------------------------------------------------------------------------------
American International Group (AIG)     COMMON    026874107        450      135,000          0      135,000            0      135,000
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company (BA)                    COMMON    097023105    106,952    1,864,900     81,500    1,783,400       81,500    1,783,400
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)     COMMON    12189T104     46,118      498,950          0      498,950            0      498,950
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)                     COMMON    172967101     86,586    4,221,625    585,000    3,636,625      585,000    3,636,625
------------------------------------------------------------------------------------------------------------------------------------
Exterran Holdings, Inc. (EXH)          COMMON    30225X103     15,779      493,700          0      493,700            0      493,700
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)                       COMMON    31428X106    263,092    3,328,590    493,600    2,834,990      493,600    2,834,990
------------------------------------------------------------------------------------------------------------------------------------
General Electric Company (GE)          COMMON    369604103    286,721   11,243,950  1,851,000    9,392,950    1,851,000    9,392,950
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)               COMMON    416515104    232,205    5,664,910  1,188,750    4,476,160    1,188,750    4,476,160
------------------------------------------------------------------------------------------------------------------------------------
Honda Motors (HMC)                     COMMON    438128308    145,532    4,833,350     15,000    4,818,350       15,000    4,818,350
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corporation (NSC)     COMMON    655844108      7,614      115,000          0      115,000            0      115,000
------------------------------------------------------------------------------------------------------------------------------------
Plains All American Pipeline LP (PAA)  COMMON    726503105      6,735      170,000     35,000      135,000       35,000      135,000
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJIF)              COMMON    749561205     14,864    1,646,025  1,198,900      447,125    1,198,900      447,125
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc. (COL)           COMMON    774341101     48,067      999,525          0      999,525            0      999,525
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)                   COMMON    832727101     24,969    5,312,500  2,455,000    2,857,500    2,455,000    2,857,500
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corporation [TM]          COMMON    892331307    284,897    3,320,480    487,500    2,832,980      487,500    2,832,980
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corporation (UNP)        COMMON    907818108    122,528    1,721,860          0    1,721,860            0    1,721,860
------------------------------------------------------------------------------------------------------------------------------------
UNUM Group (UNM)                       COMMON    91529Y106     65,869    2,624,265          0    2,624,265            0    2,624,265
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corporation (XRX)                COMMON    984121103     30,978    2,686,700    185,000    2,501,700      185,000    2,501,700
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                                                            2,108,717